Financial Instruments - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 134,447
Current liabilities	$ 16,567		$ 8,205
Convertible debentures, aggregate principal amount		$ 25,000
Borrowings, interest rate	10.00%	10.00%
Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	7.50%	7.50%
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	8.50%	8.50%
Amounts held in foreign risk [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, net		$ 46,085
Percentage of reasonably possible change in currency rates	10.00%
Value at risk	$ 6,242